CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 54,351	$ 47,400	[1]
Trade receivables (net of allowance for doubtful accounts of $ 215 and $ 199 at December 31, 2014 and 2015, respectively)	29,761	31,832	[1]
Other receivables and prepaid expenses	5,455	3,964	[1]
Marketable Securities	8,776	0	[1]
Total current assets	98,343	83,196	[1]
LONG-TERM ASSETS:
Marketable Securities	30,875	33,098	[1]
Other long-term assets	4,252	5,567	[1]
Severance pay fund	5,551	10,735	[1]
Capitalized software development costs, net	19,856	19,243	[1]
Other intangible assets, net	7,684	8,662	[1]
Goodwill	70,035	67,698	[1]
Property and equipment, net	5,675	5,011	[1]
Total long-term assets	143,928	150,014	[1]
Total assets	242,271	233,210	[1]
CURRENT LIABILITIES:
Trade payables	4,721	3,310	[1]
Employees and payroll accruals	17,119	15,251	[1]
Accrued expenses and other liabilities	14,893	11,700	[1]
Deferred revenues and customer advances	10,268	9,272	[1]
Total current liabilities	47,001	39,533	[1]
LONG-TERM LIABILITIES:
Other long-term liabilities	6,414	3,217	[1]
Accrued severance pay	6,662	12,008	[1]
Total long-term liabilities	$ 13,076	$ 15,225	[1]
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	$ 385	$ 159	[1]
Share capital:
Common shares of € 0.01 par value: Authorized: 54,000,000 and 70,000,000 shares at December 31, 2014 and 2015, respectively; Issued: 50,007,607 and 51,088,077 shares at December 31, 2014 and 2015, respectively; Outstanding: 47,679,311 and 48,759,781 shares at December 31, 2014 and 2015, respectively	678	667	[1]
Additional paid-in capital	233,980	249,271	[1]
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2014 and 2015, respectively	(9,423)	(9,423)	[1]
Accumulated other comprehensive loss	(11,679)	(10,281)	[1]
Accumulated deficit	(32,614)	(52,630)	[1]
Total Sapiens International Corporation N.V. shareholders' equity	180,942	177,604	[1]
Non-controlling interests	867	689	[1]
Total equity	181,809	178,293	[1]
Total liabilities and equity	$ 242,271	$ 233,210	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).